Subsequent Events (Details Narrative) (Allied Integral United Inc) - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 03, 2021	Mar. 09, 2018	Apr. 30, 2021	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 09, 2020	Sep. 30, 2018
Number of shares issued		15,810
Number of stock issued during the period							$ 3,801,000	$ 9,680,000
Warrants issued to purchase of stock		15,810
Common stock, par value				$ 0.001		$ 0.001	$ 0.001		$ 0.001
Number restricted common stock shares vest immediately						33
Allied Integral United Inc [Member]
Number of shares issued							10,000
Number of stock issued during the period						$ 400,000	$ 100
Number of restricted stock shares awards during the period						1,200,000
Common stock, par value				0.01		$ 0.01	$ 0.01			$ 0.01
Proceeds from loans						$ 1,802,957	$ 3,322,985
Allied Integral United Inc [Member] | AIU Alt Care, Inc [Member]
Number of shares issued						320,657
Common stock, par value				$ 0.01		$ 0.01
Allied Integral United Inc [Member] | Clearday Oz Fund [Member] | Limited Partnership Interest [Member]
Number of shares issued				20,000		99,038	499,682
Number of stock issued during the period				$ 200,000		$ 990,387	$ 4,996,827
Warrants issued to purchase of stock							463,196
Allied Integral United Inc [Member] | Series I Preferred Stock [Member] | AIU Alt Care, Inc [Member]
Warrants issued to purchase of stock							577,683
Subsequent Event [Member] | Allied Integral United Inc [Member] | Paycheck Protection Plan Loan [Member]
Proceeds from loans			$ 331,816
Debt maturity date			Apr. 30, 2026
Debt fixed interest rate			1.00%
Percentage of loan forgiveness			60.00%
Subsequent Event [Member] | Allied Integral United Inc [Member] | Restricted Stock [Member]
Number restricted common stock shares vest immediately	57,000
Number restricted common stock shares vest price per share	$ 10
Subsequent Event [Member] | Allied Integral United Inc [Member] | Employee [Member]
Number of restricted stock shares awards during the period	57,000
Common stock, par value	$ 0.01
Subsequent Event [Member] | Allied Integral United Inc [Member] | Clearday Oz Fund [Member] | Limited Partnership Interest [Member]
Number of shares issued			20,000		41,317
Number of stock issued during the period			$ 200,000		$ 413,167
Warrants issued to purchase of stock			20,000		41,317
Subsequent Event [Member] | Allied Integral United Inc [Member] | Series I Preferred Stock [Member] | AIU Alt Care, Inc [Member]
Number of shares issued			4,000		25,700
Number of stock issued during the period			$ 40,000		$ 25,700
Warrants issued to purchase of stock			4,000		25,700